UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐            Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period                   to

☐            Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period                     to

☐            Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period                        to

Date of Report (Date of earliest event reported)

March 13, 2013

TARGET RECEIVABLES LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of depositor:

Central Index Key Number of depositor: 0001543058

Sara J. Ross

Vice President and Assistant Treasurer

Target Receivables LLC

1000 Nicollet Mall, TPS 3136

Minneapolis, Minnesota 55403

612 696-3102

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c)(2)(ii) ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Target Receivables LLC, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1.  March 13, 2013 was the date of the last payment on the last asset-backed security outstanding that was issued by the Securitizer or an affiliate of the Securitizer.

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SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TARGET RECEIVABLES LLC,
as Securitizer

	By:	/s/ Sara J. Ross
	Name:	Sara J. Ross
	Title:	Vice President and Assistant Treasurer

Date: March 19, 2013

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